LONG-TERM DEBT - Additional Information (Detail) - USD ($)											3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 01, 2023	Oct. 01, 2023	Aug. 26, 2022	Apr. 19, 2022	Dec. 02, 2021	Jul. 21, 2021	Apr. 14, 2020	Apr. 14, 2020	Jul. 19, 2018	Jan. 14, 2015	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Jul. 31, 2022	Nov. 11, 2021	Oct. 31, 2021	Aug. 31, 2021	Aug. 11, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Debt instrument, interest rate			7.00%
Convertible Notes Payable, Current			$ 1,000,000
Revenue Recognized														$ 1,611,000	$ 0
Gain on loan forgiveness											$ (1,885,000)	$ 0		(1,885,000)	0
Gain on loan forgiveness															2,300,000
Proceeds from notes payable														$ 8,000,000	$ 0
Weighted average sale price														$ 2.4
Convertible notes amount due at maturity											$ 73,800,000			$ 73,800,000
Promissory Note Warrants [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.01			$ 0.01
Promissory Notes [Member]
Debt Instrument [Line Items]
Repayments of debt													$ 3,500,000
Debt conversion, converted instrument, warrants or options issued													31,024
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 0.01
Proceeds from notes payable													$ 7,000,000
First Tranche Notes [Member] | Promissory Note Warrants [Member]
Debt Instrument [Line Items]
Revenue Recognized														$ 400,000
Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Loans payable																$ 2,300,000
Debt instrument, interest rate							1.00%	1.00%
Proceeds from loans								$ 2,300,000
Notes Payable [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																		$ 15,000,000	$ 5,000,000
Debt instrument, periodic payment, principal	$ 139,000	$ 278,000
Debt instrument, fee amount	300,000	600,000														$ 50,000
Debt conversion, converted instrument, warrants or options issued																33,357
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 0.01
Notes payable fair value disclosure																	$ 3,000,000
Notes payable current																$ 1,000,000
Convertible notes amount due at maturity																	$ 4,500,000
Notes Payable [Member] | First Tranche Notes [Member]
Debt Instrument [Line Items]
Line of credit facility, current borrowing capacity																		10,000,000
Notes Payable [Member] | Second Tranche Notes [Member]
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity																		$ 5,000,000
Notes Payable [Member] | Third Tranche Notes [Member]
Debt Instrument [Line Items]
Notes payable current																$ 5,000,000
Minimum [Member] | Promissory Notes [Member]
Debt Instrument [Line Items]
Debt instrument interest rate terms													7.75
Gain loss on notes payable fair value													$ 6,300,000
Minimum [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																6.25%		6.25%
Maximum [Member] | Pipe Warrants [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, warrants or options issued				1,500,000
Maximum [Member] | Promissory Notes [Member]
Debt Instrument [Line Items]
Debt instrument interest rate terms													3.50
Gain loss on notes payable fair value													$ 700,000
Maximum [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate																3.25%		3.25%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										$ 2,000,000
Line of credit facility, interest rate during period						5.50%
Long-term line of credit										$ 5,000,000
Other loans payable, long-term						$ 8,000,000
Revolving Credit Facility [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate during period						2.25%				2.00%
Convertible Notes and Indenture
Debt Instrument [Line Items]
Debt Instrument, Face Amount			$ 65,500	$ 75,000,000
Convertible Senior Notes due				7.00%
Accrued interest											$ 500,000			500,000
Debt Instrument, Convertible, Conversion Price			$ 11.5
Converted Instrument, Shares Issued			86.9565
Convertible Notes Payable, Current			$ 1,000
Gain loss on notes payable fair value											9,800,000			9,800,000
Interest Expense on Debt														600,000
Fair value of the Convertible Notes											1,100,000			1,100,000
Change in fair value of notes payable											9,200,000			9,200,000
Convertible Notes and Indenture | First Tranche Notes [Member]
Debt Instrument [Line Items]
Fair value of the Convertible Notes											65,100,000			65,100,000
Convertible Notes and Indenture | Second Tranche Notes [Member]
Debt Instrument [Line Items]
Fair value of the Convertible Notes											$ 74,900,000			$ 74,900,000
Convertible Notes and Indenture | Minimum [Member]
Debt Instrument [Line Items]
Weighted average sale price														$ 7.5
Nogin Inc [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate description						interest rate of the greater of 2.25% plus prime rate as published by the Wall Street Journal or 5.50%.
Other loans payable, long-term																						$ 2,266,000
Gain on loan forgiveness																$ 2,266,000
Debt conversion, converted instrument, warrants or options issued																33,357
Class of Warrant or Right, Exercise Price of Warrants or Rights																$ 0.01
Nogin Inc [Member] | Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date							Apr. 22, 2022
Debt Instrument, Face Amount							$ 2,300,000	$ 2,300,000
Debt instrument, interest rate							1.00%	1.00%
Other loans payable, long-term																						2,300,000
Gain on loan forgiveness																$ 2,300,000
Nogin Inc [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity																					$ 15,000,000
Line of credit facility, current borrowing capacity					$ 1,000,000
Line of credit facility, remaining borrowing capacity																			$ 5,000,000
Debt instrument, description of variable rate basis																bear an interest at a rate per annum of 6.25% plus the greater of 3.25% or the prime rate as published by the Wall Street Journal
Debt instrument, basis spread on variable rate																6.25%
Debt instrument, periodic payment, principal	139,000	278,000
Debt instrument, fee amount	$ 300,000	$ 600,000
Repayments of debt																$ 1,000,000
Nogin Inc [Member] | Notes Payable [Member] | First Tranche Notes [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date																Sep. 01, 2026
Line of credit facility, current borrowing capacity																				$ 10,000,000
Nogin Inc [Member] | Notes Payable [Member] | Second Tranche Notes [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date																Nov. 01, 2026
Line of credit facility, current borrowing capacity													$ 5,000,000
Nogin Inc [Member] | Notes Payable [Member] | Third Tranche Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					5,000,000
Line of credit facility, current borrowing capacity					$ 5,000,000
Debt instrument, description of variable rate basis					bear an interest at a rate per annum of 6.25% plus the greater of 3.25% or the prime rate as published by the Wall Street Journal
Debt instrument, basis spread on variable rate					6.25%
Debt instrument, fee amount					$ 50,000
Nogin Inc [Member] | Prime Rate [Member] | Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate																3.25%
Nogin Inc [Member] | Prime Rate [Member] | Notes Payable [Member] | Third Tranche Notes [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate					3.25%
Nogin Inc [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity						$ 8,000,000			$ 3,000,000
Line of credit facility, interest rate during period						5.50%			15.00%
Line of credit interest rate per day									0.0415%
Debt instrument, maturity date						Jun. 30, 2023			Jul. 19, 2020
Long-term line of credit																$ 4,700,000
Line of credit facility, remaining borrowing capacity																4,700,000
Nogin Inc [Member] | Revolving Credit Facility [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate during period						2.25%
Nogin Inc [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term line of credit																348,000						$ 0
Nogin Inc [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Long-term line of credit																$ 3,000,000